Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and contingencies

Aircraft and Office premises lease

NXT has an operating lease commitment on its Calgary office space for a 10 year term ending in 2025 at an estimated minimum monthly lease payment of $48,243 (including management fees and operating costs).

The leaseback of NXT’s aircraft is an operating lease with a minimum term of 60 months and monthly lease payments of approximately US$39,500. In April 2017, NXT completed a sale and leaseback agreement of its aircraft with a Calgary based international aircraft services organization (the “Lessor”). The terms of the agreement resulted in NXT selling its Cessna Citation aircraft that was purchased in 2015 for US$2,000,000 for the sum of US$2,300,000. NXT has leased the aircraft over an initial term of 60 months and retains all existing operating rights and obligations.

Net proceeds to NXT from the sale were approximately CAD$2,700,000, after payment of all commissions and fees. The net book value of the asset of $2.4 million was derecognized and the resulting gain on disposition of CAD$776,504 was deferred ($621,203 included in long term liabilities and $155,301 included in accounts payable and accrued liabilities). The gain will be recognized as a reduction to the Company’s lease expense over the 60 month term of the lease. The resulting leaseback transaction is an operating lease. NXT has the option to extend the term of the lease by an additional two years. Should NXT want to repurchase the aircraft at the end of the initial lease term, the purchase price is US$1.45 million. The estimated future minimum annual commitments for these leases are as follows as at December 31, 2018:

Fiscal year ending December 31	Office Premises	Aircraft
2019	$578,914	$646,631
2020	581,892	646,631
2021	590,823	646,631
2022	590,823	161,657
2023	590,823	-
	2,933,275	2,101,550
Thereafter, 2023 through 2025	1,033,941	-
	3,967,216	2,101,550

Deferred charges of $79,730 as at December 31, 2018 relates to the valuation of an initial free-rent period received on the office lease in 2015. This balance is being amortized as a reduction of general and administrative expense over the remaining term of the lease commitment.